Income Taxes (Details) $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
Income Taxes [Abstract]
Federal net operating losses	$ 2,850
State net operating losses	$ 2,760
Future taxable income percentage	80.00%